Employee deferred compensation (Details 2) (CHF) In Millions, unless otherwise specified	3 Months Ended
Jun. 30, 2012
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	2,110
Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period (in years)	1.3
Adjustable Performance Plan awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	314
Restricted Cash Awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	80
Other Cash Awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	93
Share awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	1,112
Performance share awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	335
Scaled Incentive Share Unit (SISU)
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	136
Incentive Share Unit (ISU)
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	40